Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	JACADA LTD
Entity Central Index Key	0001095747
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	4,159,134
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,944	$ 5,945
Marketable securities	4,592	1,240
Trade receivables	2,299	4,081
Restricted cash	487	493
Prepaid expenses	213	325
Other current assets	615	754
Total current assets	11,150	12,838
LONG-TERM ASSETS:
Marketable securities	6,084	10,809
Severance pay fund	196	186
Property and equipment, net	633	856
Total long-term assets	6,913	11,851
Total assets	18,063	24,689
CURRENT LIABILITIES:
Trade payables	1,607	1,566
Accrued expenses and other liabilities	1,470	1,478
Deferred revenues	738	1,076
Total current liabilities	3,815	4,120
LONG-TERM LIABILITIES:
Accrued severance pay	400	366
Other long-term liabilities		44
Total long-term liabilities	400	410
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2011 and 2010; Issued: 5,270,930 shares at December 31, 2011 and 2010; Outstanding: 4,159,134 shares at December 31, 2011 and 2010	60	60
Additional paid-in capital	75,862	75,829
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2011 and 2010	(17,863)	(17,863)
Accumulated other comprehensive income	941	487
Accumulated deficit	(45,152)	(38,354)
Total shareholders' equity	13,848	20,159
Total liabilities and shareholders' equity	$ 18,063	$ 24,689

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.04	0.04
Ordinary shares, shares authorized	7,500,000	7,500,000
Ordinary shares, shares issued	5,270,930	5,270,930
Ordinary shares, shares outstanding	4,159,134	4,159,134
Treasury shares at cost, shares	1,111,796	1,111,796

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Software licenses	$ 1,123	$ 1,635	$ 1,370
Services	8,448	13,043	12,967
Maintenance	2,815	2,477	2,324
Total revenues	12,386	17,155	16,661
Cost of revenues:
Software licenses	93	349	238
Services	7,525	10,115	10,047
Maintenance	758	778	648
Total cost of revenues	8,376	11,242	10,933
Gross profit	4,010	5,913	5,728
Operating expenses:
Research and development	2,910	3,478	3,490
Sales and marketing	3,556	4,993	6,205
General and administrative	4,268	4,789	4,433
Goodwill impairment		3,096
Restructuring costs		196
Total operating expenses	10,734	16,552	14,128
Operating loss	(6,724)	(10,639)	(8,400)
Financial income (expenses), net	(12)	79	708
Loss from continuing operations before taxes	(6,736)	(10,560)	(7,692)
Income tax benefit (expense)	(62)	(49)	93
Net loss from continuing operations	(6,798)	(10,609)	(7,599)
Income from discontinued operation, net of taxes (in the amount of $ 0, $ 0 and $ 227, respectively)			583
Net loss	$ (6,798)	$ (10,609)	$ (7,016)
Basic and diluted net loss per share:
From continuing operations	$ (1.63)	$ (2.55)	$ (1.83)
From discontinued operation			$ 0.14
Basic and diluted net loss per share	$ (1.63)	$ (2.55)	$ (1.69)
Weighted average number of shares used in computing basic and diluted net earnings (loss) per share	4,159,134	4,158,227	4,141,331

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Income from discontinued operation, tax effect	$ 0	$ 0	$ 227

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Comprehensive Income [Member]
Balance at Dec. 31, 2008	$ 36,801	$ 60	$ 75,173	$ (17,863)	$ 160	$ (20,729)
Balance, shares at Dec. 31, 2008		4,134,655
Exercise of stock options	68		68
Exercise of stock options, shares		10,097
Stock-based compensation related to options granted to employees and directors	420		420
Stock-based compensation related to options granted to non-employees	11		11
Repurchase of options	(250)		(250)
Comprehensive income
Net loss	(7,016)					(7,016)	(7,016)
Changes in unrealized gains from available-for-sale marketable securities, net	(121)				(121)		(121)
Changes in unrealized gains from derivatives, net	70				70		70
Foreign currency translation adjustments	169				169		169
Total comprehensive loss							(6,898)
Balance at Dec. 31, 2009	30,152	60	75,422	(17,863)	278	(27,745)
Balance, shares at Dec. 31, 2009		4,144,752
Exercise of stock options	75		75
Exercise of stock options, shares		14,382
Stock-based compensation related to options granted to employees and directors	330		330
Stock-based compensation related to options granted to non-employees	2		2
Comprehensive income
Net loss	(10,609)					(10,609)	(10,609)
Changes in unrealized gains from available-for-sale marketable securities, net	321				321		321
Changes in unrealized gains from derivatives, net	34				34		34
Foreign currency translation adjustments	(146)				(146)		(146)
Total comprehensive loss							(10,400)
Balance at Dec. 31, 2010	20,159	60	75,829	(17,863)	487	(38,354)
Balance, shares at Dec. 31, 2010	5,270,930	4,159,134
Stock-based compensation related to options granted to employees and directors	33		33
Comprehensive income
Net loss	(6,798)					(6,798)	(6,798)
Changes in unrealized gains from available-for-sale marketable securities, net	580				580		580
Changes in unrealized gains from derivatives, net	(151)				(151)		(151)
Foreign currency translation adjustments	25				25		25
Total comprehensive loss							(6,344)
Balance at Dec. 31, 2011	$ 13,848	$ 60	$ 75,862	$ (17,863)	$ 941	$ (45,152)
Balance, shares at Dec. 31, 2011	5,270,930	4,159,134

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Unrealized gains on available-for-sale marketable securities	$ 971	$ 391	$ 70
Unrealized gains (losses) on derivative instruments	(78)	73	39
Foreign currency translation adjustments	$ 48	$ 23	$ 169

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (6,798)		$ (10,609)		$ (7,016)
Less: net income from discontinued operation					(583)
Net loss from continuing operations	(6,798)		(10,609)		(7,599)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation	394		497		546
Goodwill impairment			3,096
Stock-based compensation related to options granted to employees, non-employees and directors	33		332		431
Accrued interest and amortization of premium (accretion of discount) on marketable securities	4		149		139
Loss (gain) on marketable securities	308		70		(369)
Accrued severance pay, net	24		(39)		(315)
Decrease (increase) in trade receivables	1,799		868		(236)
Decrease in other current assets and prepaid expenses	209		840		176
Increase (decrease) in trade payables	82		(109)		(51)
Decrease in accrued expenses and other liabilities	(167)		(439)		(908)
Increase (decrease) in deferred revenues	(290)		388		(307)
Decrease in other long-term liabilities	(44)		(79)		(62)
Other	14		54
Net cash used in operating activities from continuing operations	(4,432)		(4,981)		(8,555)
Net cash used in operating activities from discontinued operations					(475)
Net cash used in operating activities	(4,432)		(4,981)		(9,030)
Cash flows from investing activities:
Investment in marketable securities			(10,992)		(12,801)
Proceeds from marketable securities	1,629		9,711		21,055
Purchase of property and equipment	(177)		(424)		(275)
Proceeds from sale of property and equipment	5		10
Decrease in restricted cash	6		64		2
Net cash provided by (used in) investing activities from continuing operations	1,463		(1,631)		7,981
Net cash provided by investing activities from discontinued operation, net					2,640
Net cash provided by (used in) investing activities	1,463		(1,631)		10,621
Cash flows from financing activities:
Repurchase of options					(250)
Proceeds from exercise of stock options			75		68
Net cash provided by (used in) financing activities from continuing operations		[1]	75	[1]	(182)	[1]
Effect of exchange rate changes on cash	(32)		(142)		156
Increase (decrease) in cash and cash equivalents	(3,001)		(6,679)		1,565
Cash and cash equivalents at the beginning of the year	5,945		12,624		11,059
Cash and cash equivalents at the end of the year	2,944		5,945		12,624
Cash paid during the year for:
Taxes on income	$ 78		$ 213		$ 158

[1]	There were no cash flows from financing activities related to discontinued operations.

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Jacada Ltd. ("Jacada") and its subsidiaries (collectively - "the Company") develop, market and support unified service desktop and process optimization solutions that simplify and automate customer service processes. The Company generates revenues from licensing its software products and from services such as implementation and customization, consulting, training and maintenance and support.

Jacada Ltd.'s wholly-owned subsidiaries include Jacada, Inc., a corporation organized under the laws of the state of Delaware, Jacada (Europe) Limited, a company organized under the laws of England and Jacada Nordic AB, a company organized under the laws of Sweden. Jacada (Europe) Limited owns 100% of the stock of Jacada Deutschland GmbH, a limited liability company organized under the laws of Germany. The majority of the Company's sales are made in North America and Europe.

b.	As for major customers, see Note 11b.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of Jacada and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Jacada and certain subsidiaries.

Jacada and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Jacada and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with Accounting Standard Codification 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, reported in accumulated other comprehensive income in shareholders' equity. The amortized cost of debt marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in financial income, net.

Interest on securities is included in financial income, net. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of operations.

The Company's securities are reviewed for impairment in accordance with the impairment model in ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments".

Under the impairment model, for debt securities, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

For equity securities, an entity is required to recognize in earnings all declines in fair value below the cost basis that are considered other than temporary. However, if the entity evaluates that the impairment is not other-than-temporary but does not have the intent and ability to hold the equity security until the anticipated recovery of its cost basis, an impairment loss is recognized in earnings.

The Company reviews various factors in determining whether it should recognize an impairment charge for its marketable securities, including its intent and ability to hold the investment for a period of time sufficient for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than its cost basis, the credit ratings of the securities and the financial condition and near-term prospects of the issuer.

Based on the Company's consideration of these factors, the Company recorded an other-than-temporary impairment charge of $336 and $ 95 to financial expenses in 2011 and 2010, on several of its equity marketable securities due to a continued decrease in their market value. No impairment was identified during 2009.

f.	Restricted cash:

Restricted cash is invested in bank deposits, which are pledged in favor of the banks which provide to the Company guarantees with respect to office lease agreements and hedging transactions.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

h.	Impairment of long-lived assets:

The Company's long-lived assets, other than goodwill, are reviewed for impairment in accordance with ASC 360, "Property Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

In 2011, 2010 and 2009, no impairment losses were identified.

i.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

Goodwill attributable to the Company's single reporting unit as defined under ASC 350 was tested for impairment by comparing its fair value with its carrying value. Fair value was determined using the Company's market capitalization and the discounted cash flows method. In year 2010, the first phase of the goodwill impairment test indicated that the Company's fair value was less than its carrying value. As a result, the Company performed the second phase of the goodwill impairment test, which indicated that the implied fair value of the Company's goodwill was less than the carrying amount of that goodwill.

As a result, the Company fully impaired the goodwill carrying amount and recognized an impairment charge of $ 3,096 in 2010. No impairment was recognized during 2009.

j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. No material costs are incurred by the Company between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs have been expensed as incurred.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

As of December 31, 2011 and 2010 there is no provision for uncertain tax benefits.

l.	Revenue recognition:

The Company derives its revenue principally from:

•	the initial sales of licenses to use the Company's products, including professional services such as customization, implementation and integration services,
•	incremental license fees resulting from a customer's increase in agent licenses required,
•	post-implementation consulting and integration services for the Company's solutions, and
•
the recurring revenue from ongoing support and maintenance, also called post-contract support or PCS, which includes telephone support, bug repairs, and rights to receive upgrades and enhancements to licensed software on a when-and-if-available basis.

Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements, not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company does not grant a right of return to its customers. In transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified subjective criteria, or for evaluation purposes, the Company recognizes revenues only when such acceptance has been obtained or as the acceptance provision lapses. However, in transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified objective criteria, the Company recognizes revenue if it can demonstrate that the delivered product meets the specified criteria prior to customer acceptance.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with customization, implementation and integration services. In arrangements which include significant customization of software and services, the Company accounts for the services together with the software under contract accounting in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts".

Revenues recognized in accordance with ASC 605-35 are accounted for using the percentage of completion method. The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined and recorded in the amount of the estimated loss on the entire contract. As of December 31, 2011 and 2010, no such estimated losses were identified.

Revenue from software that does not require services, including licenses sold subsequent to the initial installation, is recognized upon delivery, assuming all other revenue recognition criteria has been met.

Revenue from post-implementation consulting and integration services is recognized as work is performed.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

Revenues from software arrangements involving multiple elements, such as software, post-contract customer support, consulting and training, are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. The residual method of allocation requires an entity to first allocate revenue to the fair value of the undelivered elements (maintenance and other services) and the residual revenue to the delivered element (software licenses). Any discount in the arrangement is allocated to the delivered element.

VSOE of fair value for maintenance and other services is generally determined based on the price charged for the undelivered element when sold separately or where actual maintenance renewals have not yet occurred, VSOE of fair value is based on the stated maintenance renewal rate specified in the contract. The Company's process for establishing VSOE of fair value of maintenance services (PCS) is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers. The Company's process for the establishment of VSOE of fair value for professional services is through a performance of an analysis of the entire population of separate sales of services.

The Company accounts for reimbursements received for out-of-pocket expenses incurred, in accordance with ASC 605-45-45, "Reimbursements Received for Out-of-Pocket Expenses Incurred", under which reimbursements received for out-of-pocket expenses incurred should be characterized as revenue in the income statement. The reimbursements received for out-of-pocket expenses for years ended December 31, 2011, 2010 and 2009 amounted to $ 531, $ 657 and $ 727, respectively.

m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718 "Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company used its historical stock prices for calculating volatility. The risk-free interest rate assumption is based on the rate of zero-coupon U.S. government securities appropriate for the expected term of the Company's employee stock options. The Company determined the expected life of the options according to the historical exercise data.

The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. The fair value for options granted in 2011, 2010 and 2009 was estimated at the date of grant using the following weighted average assumptions:

	2011	2010	2009

Dividend yield	0%	0%	0%
Expected volatility	48%	47%	48%
Risk-free interest	1.56%	1.67%	1.95%
Expected life (years)	4.5	4.5	4.4

n.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $ 82, $ 224 and $ 245, respectively.

o.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Israeli employees are entitled to severance equal to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing from 2005, new employees of the Company are subject to Section 14 of the Severance Pay Law, under which the payments to the pension funds and insurance companies discharge the Company's obligation to the employees. Accumulated amounts in the pension funds and with the insurance companies are not under the control or administration of the Company, and accordingly, neither those amounts nor the corresponding accrual for severance pay are reflected in the balance sheet. The obligation of the Company, under law and labor agreements, for termination benefits to employees not covered by the aforementioned pension or insurance plans are included in the balance sheet.

The severance pay expense for the years ended December 31, 2011, 2010 and 2009 amounted to $ 264, $ 576 and $ 394, respectively.

p.	Fair value of financial instruments:

The Company applies the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 -	Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, trade receivables, other current assets, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

q.	Derivative instruments:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

r.	Net earnings (loss) per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus potentially dilutive Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

All outstanding stock options have been excluded from the calculation of the diluted net earnings (loss) per share from continuing operations because the securities are anti-dilutive for all periods presented. The total weighted average number of shares related to the outstanding stock options excluded from the calculations of diluted net earnings (loss) per share due to their anti-dilutive effect were 484,935, 648,097 and 763,340 for the years ended December 31, 2011, 2010 and 2009, respectively.

In November 2010, the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1), (see also Note 9g). The loss per share amounts presented for all prior periods were restated to reflect the effects of the reverse stock split.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade receivables and restricted cash.

Cash, cash equivalents and restricted cash are invested mainly in U.S. dollars with major banks in the United States, Israel and other international banks. Such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and therefore bear minimal risk.

The Company's marketable securities include investments in equity and corporate debentures. The Company's investment policy limits the amount the Company may invest in any one type of issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are mainly derived from sales to customers in North America and Europe. In judging the probability of collection from customers the Company continuously monitors collection and payments based upon the Company's historical experience of its existing customers. In connection with customers with whom the Company does not have previous experience, it evaluates the creditworthiness of those customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

t.	Treasury shares:

The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

u.	Restructuring:

Exit or Disposal Cost Obligations related to one-time termination benefits provided to terminated employees which no longer provide services to the Company are recorded to the statement of operations as incurred in accordance with Accounting Standard Codification 420, "Exit or Disposal Cost Obligations" ("ASC 420"),

On August 10, 2010, the Company implemented a global Restructuring Plan (the "2010 Plan") which included a reduction in the Company's work force in order to align the Company's operations and expenses with anticipated near term revenues. These changes resulted in a 15% reduction in workforce worldwide. The Company recorded $ 181 related to one-time termination benefits provided to terminated employees. As of December 31, 2010, all terminated employees no longer provided services to the Company. In addition, the Company incurred a loss on the disposal of property and equipment in the amount of $ 15.

v.	Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring the effective date for amendments outlined in ASU 2011-05. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The Company invests in debt and equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2011				December 31, 2010
	Amortized	Gross unrealized	Gross unrealized	Fair	Amortized	Gross unrealized	Gross unrealized	Fair
	cost	Gains	Losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$9,146	$1,087	$(117)	$10,116	$9,885	$586	$(220)	$10,251
Corporate debentures	559	1	-	560	1,773	25	-	1,798

	$10,127	$1,074	$(525)	$10,676	$11,658	$611	$(220)	$12,049

The amortized cost and fair value of debt marketable securities as of December 31, 2011, by contractual maturity, are shown below:

	Amortized cost	Fair market value

Matures in one year	$559	$560

Total	$559	$560

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Computers and peripheral equipment	$3,845	$3,694
Office furniture and equipment	601	604
Motor Vehicles	13	-
Leasehold improvements	456	454

	4,915	4,752
Accumulated depreciation	4,282	3,896

Depreciated cost	$633	$856

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $ 394, $ 497 and $ 546, respectively.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2011	2010

Employees and payroll accruals	$948	$769
Accrued expenses	522	709

	$1,470	$1,478

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2013. Future minimum lease payments under non-cancelable operating leases as of December 31, 2011 are as follows:

2012	471
2013	59

530

Total rent expenses for the years ended December 31, 2011, 2010 and 2009 were approximately $ 717, $ 686 and $ 733, respectively.

On February 7, 2012 the Company signed a new lease agreement for its US offices. The lease is for 5 years for a total cost of approximately $ 1,000. The lease payments are as follows: 2012: $ 49; 2013: $ 116; 2014: $ 204; 2015: $ 209; 2016: $ 214; 2017: $ 220; and 2018: $ 37.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 7:-	DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and option strategies to purchase and sell foreign currencies to hedge a significant portion of its anticipated New Israeli Shekel ("NIS") payroll payments. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year.

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income, a separate component of shareholders' equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. As the critical terms of the forward contract or option strategies and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, are recognized immediately in financial income (expenses), net.

Gain (loss) on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income into cost of service, cost of maintenance, research and development sales and marketing and general and administrative for the year ended December 31, 2011 were $ (4), $ (2), $ (38), $5 and $ (17), respectively. There was no ineffective portion of the change in fair value of a cash flow hedge for the years ended December 31, 2011, 2010 and 2009.

The Company's derivatives expose it to credit risks from possible non-performance by counterparties. As of December 31, 2011, the Company was not exposed to any loss due to credit risk by counterparties to its derivative financial instruments. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The notional amounts of the Company's derivative instruments as of December 31, 2011 amounted to $ 1,502. Notional values are dollar translated and calculated based on forward rates as of December 31, 2011. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

As of December 31, 2011, amounts related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income totaled $ (78) which will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. Losses from cash flow hedges recognized in other comprehensive income in the year ended December 31, 2011 amounted to $ 151.

The Company records all derivative instruments on the balance sheet at fair value. The fair value of the open foreign exchange contracts appears on its consolidated balance sheets as of December 31, 2011, as a liability in other current liabilities, in the amount of $ 78.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company values its marketable securities, using quoted prices in markets that are considered active and not considered active, but for which all significant inputs are observable, either directly or indirectly. The Company's marketable securities are classified within Level 1 and Level 2 of the fair value hierarchy. Equity securities are classified as Level 1 and the remaining marketable securities are classified as Level 2. In accordance with ASC 820, the Company does not adjust the quoted price for such instruments. The types of instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency (Level 2) include corporate debentures and U.S government treasuries.

The Company values its foreign currency derivative contracts using a market approach. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$10,116	$-	$-	$10,116
Corporate debentures	-	560	-	560
Foreign currency derivative contracts	-	(78)	-	(78)

Total	$10,116	$482	$-	$10,598

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Cash equivalents:
U.S government treasuries	$-	$2,614	$-	$2,614

Marketable securities:
Equity	10,251	-	-	10,251
Corporate debentures	-	1,798	-	1,798
Foreign currency derivative contracts		73		73

Total	$10,251	$4,485	$-	$14,736

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

a.
General:

Since October 1999, the Company's shares have been traded on the NASDAQ Global Market. Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

On October 9, 2011 the Company voluntarily delisted its shares from trade at the Tel Aviv Stock Exchange.

b.
Options issued to employees and directors:

As of December 31, 2011, the Company had two Incentive Share Option Plans (the 1999 and 2003 plans), which provide for the grant of options to officers, management, employees and key employees, directors, consultants and others of up to 1,940,113 of the Company's Ordinary shares. The options granted generally become fully exercisable after two to four years and expire between 7 to 10 years from the grant date. Any options from 1999 and 2003 plans that are forfeited or canceled before expiration become available for future grants.

Pursuant to the option plans, the exercise price of options shall be determined by the Company's Board of Directors or the Company's compensation committee but may not be less than the par value of the Ordinary shares.

As of December 31, 2011, an aggregate of 649,551 Ordinary shares of the Company were still available for future grant under the Incentive Share Option Plans.

A summary of the Company's option activity and related information with respect to options granted to employees for the year ended December 31, 2011 is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	574,524	$11.69	3.69	$4
Granted	75,003	$2.79
Forfeited	179,663	$13.81

Outstanding at end of year	469,864	$9.45	3.77	-

Exercisable options at end of year	312,718	$11.40	2.81	-

Vested and expected-to-vest at end of year	439,076	$9.79	3.61	-

The total intrinsic value of stock options exercised during 2010 and 2009 were $ 23 and $ 23, respectively. No options were exercised during 2011.

The weighted-average estimated grant date fair value of employee stock options granted during the years 2011, 2010 and 2009 was $ 1.14, $ 2.10 and $ 4.44, respectively.

Stock-based compensation expense in respect of options granted to employees amounted to $ 33, $ 330 and $ 420 for the years ended December 31, 2011, 2010 and 2009, respectively. The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31
	2011	2010	2009

Cost of revenues	$(24)	$31	$41
Research and development	10	(4)	48
Sales and marketing	21	(21)	101
General and administrative	26	324	230

Total	$33	$330	$420

c.	Options issued to consultants:

The Company's outstanding options to consultants as of December 31, 2011, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

2002	2,750	$10.44	2,750	2012
2004	7,500	$11.76	7,500	2014

	10,250		10,250

Stock-based compensation expense in respect of options granted to non employees amounted to $ 0, $2 and $ 11 for the years ended December 31, 2011, 2010 and 2009, respectively.

d.
As of December 31, 2011, there was $ 145 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.29 years.

e.
During 2008, the Company purchased a total of 1,111,796 of its Ordinary shares pursuant to a share repurchase program as well as a self tender offer conducted by the Company. Such shares are held by the Company as treasury shares and are presented at cost. Under the Companies Law for so long as such treasury shares are owned by the Company they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to the Company's shareholders nor are they entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders.

f.
In March 2009, the Company purchased 50,875 vested and unexercised options held by a departing executive for an aggregate amount of $ 250. The repurchase price did not exceed the options fair value on the repurchase date, and accordingly the repurchase amount was charged to shareholders' equity and reduced additional paid-in capital by $ 250.

g.
In November 2010, the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1) (i.e., four ordinary shares, NIS 0.01 nominal value each, will be combined into one ordinary share NIS 0.04 nominal value). All ordinary share and per share data included in these financial statements for all periods presented have been retroactively adjusted to reflect the reverse split. The Company's articles of association were amended and the authorized share capital of the Company is NIS 300,000 divided into 7,500,000 Ordinary shares, par value NIS 0.04 per share.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 10:-     TAXES ON INCOME

a.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Investment law"):

Various industrial projects of Jacada have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. According to the provisions of the Investment Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's and Privileged Enterprise income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of Jacada. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

As the Company currently has no taxable income, these benefits have not yet commenced for all programs since inception.

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

b.
Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company believes it meets all the criteria to be classified as "industrial company", as defined by this law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

c.
Net operating losses carryforward:

As of December 31, 2011, the Company had an Israeli net operating loss carryforward of approximately $ 36,000 which can be carried forward and offset against taxable income with no expiration date.

As of December 31, 2011, the U.S subsidiary had a U.S. net operating loss carryforward for income tax purposes of approximately $ 2,270. The net operating loss carryforward expires within 11 to 15 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2011, the European subsidiaries had net operating losses carryforward for income tax purposes, of approximately $ 2,100 which can be carried forward and offset against taxable income with no expiration date.

d.
Theoretical tax:

In 2011, 2010 and 2009, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carried forward due to the uncertainty of the realization of such tax benefits.

e.
Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2010

Deferred tax assets:

Operating loss carryforward	$10,628	$6,481
Reserves and allowances	1,270	1,038

Total deferred tax asset before valuation allowance	11,898	7,519
Valuation allowance	(11,898)	(7,519)

Net deferred tax assets	$-	$-

The Company has provided a full valuation allowances in respect of deferred tax assets resulting from tax loss carryforward and temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets will not be realized in the foreseeable future.

f.	Loss from continuing operations before taxes is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic (Israel)	$(7,843)	$(11,403)	$(7,081)
Foreign	1,107	843	(611)

	$(6,736)	$(10,560)	$(7,692)

g.	Corporate tax rates in Israel: Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

h.	Income tax benefit (expense) is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Tax benefit from continuing operations		-	227
Current income tax expenses	(62)	(49)	(134)

	$(62)	$(49)	$93

Domestic	$-	$-	$(132)
Foreign	(62)	(49)	225

	$(62)	$(49)	$93

Due to the presentation of discontinued operation, the Company recorded tax benefit related to current losses from continuing operation against tax expenses related to current profits from discontinued operation for the year 2009 in accordance with ASC 740.

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 11:-     GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

a.
Summary information about geographical areas:

The Company manages its business on a basis of one reportable segment (see Note 1a for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2011	2010	2009

North America	$5,883	$8,948	$7,740
Europe and other	6,503	8,207	8,921

	$12,386	$17,155	$16,661

	December 31,
	2011	2010
Long-lived assets:

North America	$311	$441
Europe and Other	322	415

	$633	$856

b.	Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2011	2010	2009

Customer A	38%	30%	34%
Customer B	12%	-	-
Customer C	9%	14%	-
Customer D	9%	6%	12%
Customer E	-	7%	10%

SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME
NOTE 12:-     SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME

a.	Financial income (expenses), net:

	Year ended December 31,
	2011	2010	2009
Financial income:
Foreign currency translation adjustments	$43	$-	$53
Realized gain on marketable securities	28	25	369
Interest and amortization/accretion of premium/discount on marketable securities	38	94	345
Dividend on equity marketable securities	260	155	-

	369	274	767
Financial expenses:
Other than temporary impairment of marketable securities	(336)	(95)	-
Bank charges	(45)	(45)	(59)
Foreign currency translation adjustments	-	(55)	-

	(381)	(195)	(59)

	$(12)	$79	$708

b.	Allowance for doubtful accounts:

The change in the allowance for doubtful accounts for the years ended December 31, 2011, 2010 and 2009, is as follows:

	Year ended December 31,
	2011	2010	2009

Balance at the beginning of the year	$-	$3	$200
Provision (recovery) for doubtful accounts	-	(3)	(197)

Balance at the end of the year	$-	$-	$3